Non-Interest Revenue and Expense Detail (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details Of Certain Statements Of Income Lines Details [Abstract]
Professional services		$ 3,008,000,000	$ 3,102,000,000	$ 2,963,000,000
Occupancy and equipment		1,807,000,000	1,904,000,000	1,823,000,000
Card-related fraud losses		369,000,000	278,000,000	278,000,000
Communications		383,000,000	379,000,000	383,000,000
Gain on business travel joint venture transaction	(626,000,000)	(630,000,000)
Other		1,152,000,000	1,133,000,000	1,404,000,000
Total Other, net		$ 6,089,000,000	$ 6,796,000,000	$ 6,851,000,000